VANECK INFLATION ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
EXCHANGE TRADED FUNDS: 99.6%(a)
Energy Select Sector SPDR
Fund † 105,800 $ 9,643,670
Global X US Infrastructure
Development ETF † 102,648 3,800,029
Invesco Water Resources ETF † 12,417 805,987
iShares Gold Strategy ETF 14,798 904,659
iShares Gold Trust 6,254 274,738
iShares Residential and
Multisector Real Estate ETF † 63,883 4,918,397
Materials Select Sector SPDR
Fund † 83,225 7,349,600
SPDR Gold MiniShares Trust 5,993 276,217
VanEck Agribusiness ETF † ‡ 11,118 779,594
VanEck Commodity Strategy
ETF ‡ 334,552 16,556,979
VanEck Energy Income ETF ‡ 122,765 9,763,402
VanEck Gold Miners ETF ‡ 29,290 993,810
VanEck Merk Gold Trust 873,577 19,620,540
Number
of Shares Value
VanEck Steel ETF † ‡ 20,939 $ 1,394,956
VanEck Uranium and Nuclear
ETF ‡ 20,698 1,655,219
Underline
Total Exchange Traded Funds
(Cost: $72,990,723) 78,737,797
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 9.1%
Money Market Fund: 9.1%
(Cost: $7,185,440)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 7,185,440 7,185,440
Total Investments: 108.7%
(Cost: $80,176,163) 85,923,237
Liabilities in excess of other assets: (8.7)% (6,892,486)
NET ASSETS: 100.0% $ 79,030,751
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $16,967,263.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended June 30, 2024 were as follows:
Value
9/30/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
6/30/2024
Dividend
Income
Nuveen Short-
Term REIT ETF $2,705,569 $708,721 $(3,675,739) $(247,328) $508,777 $– $39,160
VanEck
Agribusiness ETF 2,977,929 781,660 (2,714,543) (764,506) 499,054 779,594 101,782
VanEck Commodity
Strategy ETF 21,047,500 6,532,273 (9,162,837) (291,118) (1,568,839) 16,556,979 1,436,059
VanEck Energy
Income ETF 5,204,557 6,354,325 (3,103,578) 263,257 1,044,841 9,763,402 215,626
VanEck Gold
Miners ETF 5,158,109 3,699,790 (8,633,268) (931,161) 1,700,340 993,810 40,873
VanEck Oil Services
ETF 3,715,736 1,263,540 (4,796,576) 476,110 (658,810) – 59,425
VanEck Steel ETF 2,818,920 820,904 (2,423,224) 208,312 (29,956) 1,394,956 106,890
VanEck Uranium
and Nuclear ETF – 1,663,750 (84,440) 2,930 72,979 1,655,219 –
$43,628,320 $21,824,963 $(34,594,205) $(1,283,504) $1,568,386 $31,143,960 $1,999,815